UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2021

Date of reporting period:  October 31, 2020

Item 1. Reports to Stockholders.

Nuance Concentrated Value Fund

Investor Class Shares – NCAVX
Institutional Class Shares – NCVLX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.nuanceinvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 855-682-6233 or by sending an e-mail request to client.services@nuanceinvestments.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 855-682-6233 or send an e-mail request to client.services@nuanceinvestments.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

NUANCE CONCENTRATED VALUE FUND

October 31, 2020

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

Average Annual Rates of Return as of October 31, 2020:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	6.47%	-1.94%	4.58%	7.32%	9.31%
S&P 500 Index(2)	13.29%	9.71%	10.42%	11.71%	12.19%
Russell 3000 Value Index(3)	7.36%	-8.00%	1.52%	5.69%	8.17%

	6 Months	1 Year	3 Year	5 Year	Since Inception(4)
Investor Class, no load	6.30%	-2.19%	4.29%	7.02%	9.01%
Investor Class with load	0.96%	-7.10%	2.52%	5.93%	8.41%
S&P 500 Index(2)	13.29%	9.71%	10.42%	11.71%	12.19%
Russell 3000 Value Index(3)	7.36%	-8.00%	1.52%	5.69%	8.17%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for periods September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay Fund operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, AFFE, leverage, interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class through at least August 28, 2021. Net Expense Ratios are as of the Fund’s most recent prospectus and are applicable to investors.

Institutional Class Gross Expense Ratio – 1.12%	Net Expense Ratio – 1.05%
Investor Class Gross Expense Ratio – 1.37%	Net Expense Ratio – 1.30%

(1)	May 31, 2011
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(4)
July 31, 2012. Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

In terms of performance, since its inception on May 31, 2011 thru October 31, 2020, the Institutional Class is up 9.31 percent (annualized) versus its primary index – the Russell 3000 Value Index – up 8.17 percent (annualized) and the S&P 500 Index up 12.19 percent (annualized). For more perspective on our longer-term performance please refer to your prospectus. This Nuance Concentrated Value product has existed in a separate account form since November 13, 2008. While our Nuance Concentrated Value Fund underperformed the primary benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or
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NUANCE CONCENTRATED VALUE FUND

intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term.  To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the down- side potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

The Healthcare, Consumer Staples and Financial sectors remain our largest sector overweights relative to the benchmark. In the Healthcare sector, we remain overweight as we continue to see attractive risk/rewards in several select leaders, primarily in the Equipment & Supplies industry. We believe many of those risk/rewards are attractive as the market generally believes that elective procedures will be delayed and that the healthcare system will be hampered by the need to have capacity available for Coronavirus patients. We continue to see what we believe to be attractive risk/rewards in the Consumer Staples sector with many of the opportunities in the Food Products and Beverages industries. Our overweight in the Financial sector is made up of a mix of what we believe to be select leaders primarily in the Insurance and Capital Markets industries where we are seeing a combination of company specific, one-off negative transitory issues and lifetime low interest rates, in our view. We remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Consumer Discretionary, Communication Services, Materials and, Information Technology sectors primarily due to valuation concerns.

Finally, our entire firm continues to operate Nuance under our Nuance Business Continuity Plan (BCP) and would like to assure our clients that our planning in previous years has led to execution levels on par with our in the office efforts. If any of you have any questions about how this BCP plan works or our day-to-day processes during this period, please do not hesitate to reach out to our team.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Nuance Investments, LLC is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.
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NUANCE CONCENTRATED VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2020

				Since
	1 Year	3 Years	5 Years	Inception(1)
Investor Class (without sales load)	-2.19%	4.29%	7.02%	9.01%
Investor Class (with sales load)(2)	-7.10%	2.52%	5.93%	8.41%
Institutional Class	-1.94%	4.58%	7.32%	9.31%
S&P 500 Index(3)	9.71%	10.42%	11.71%	12.19%
Russell 3000 Value Index(4)	-8.00%	1.52%	5.69%	8.17%

(1)
Period from Fund inception through October 31, 2020.  The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012.  Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.00% for the period September 17, 2015 and after and 5.75% for periods prior to September 17, 2015.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

(4)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

The following is expense information for the Nuance Concentrated Value Fund as disclosed in the Fund’s most recent prospectus dated August 28, 2020:

Investor Class Gross Expenses: 1.37%	Investor Class Net Expenses: 1.30%
Institutional Class Gross Expenses: 1.12%	Institutional Class Net Expenses: 1.05%
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NUANCE CONCENTRATED VALUE FUND

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2021. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.
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NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
October 31, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 – October 31, 2020).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/20)	Value (10/31/20)	(5/1/20 to 10/31/20)
Investor Class Actual(2)	$1,000.00	$1,063.00	$6.66
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.75	$6.51

Institutional Class Actual(2)	$1,000.00	$1,064.70	$5.36
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.01	$5.24

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.28% and 1.03% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2020 of 6.30% and 6.47% for the Investor Class and Institutional Class, respectively.
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NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
October 31, 2020

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2020
(% of Net Assets)

Travelers Companies, Inc.	9.2%
Diageo PLC – ADR	7.8%
Dentsply Sirona, Inc.	7.2%
Chubb Ltd.	5.6%
Equity Commonwealth	5.5%
Smith & Nephew – ADR	4.7%
Charles Schwab Corp.	4.3%
Sanderson Farms, Inc.	4.1%
Beiersdorf AG	4.0%
Johnson & Johnson	3.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt
6

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2020

	Shares	Value
COMMON STOCKS – 87.9%

Consumer Staples – 20.4%
Beiersdorf AG – ADR	826,406	$17,346,262
Cal-Maine Foods, Inc.*	391,269	15,005,166
Diageo PLC – ADR	260,370	33,894,967
Henkel AG & Co. KGaA – ADR	183,007	4,120,403
Mission Produce, Inc.*	13,071	172,406
Sanderson Farms, Inc.	139,289	17,824,813
		88,364,017

Financials# – 26.6%
Charles Schwab Corp.	449,413	18,475,368
Chubb Ltd.	186,728	24,257,835
Everest Re Group, Ltd.	19,984	3,938,447
MetLife, Inc.	220,424	8,343,048
Northern Trust Corp.	163,156	12,770,220
Travelers Companies, Inc.	330,035	39,838,525
Valley National Bancorp	440,875	3,368,285
White Mountains Insurance Group, Ltd.	4,320	3,923,986
		114,915,714

Healthcare+ – 25.9%
Becton, Dickinson & Co.	27,836	6,433,735
Dentsply Sirona, Inc.	664,300	31,348,317
Globus Medical, Inc. – Class A*	108,325	5,645,899
ICU Medical, Inc.*	70,054	12,454,900
Johnson & Johnson	123,008	16,865,627
Merit Medical Systems, Inc.*	290,194	14,524,210
Smith & Nephew – ADR	581,361	20,388,330
Varian Medical Systems, Inc.*	25,598	4,423,334
		112,084,352

Industrials – 3.0%
Amphenol Corp. – Class A	113,006	12,751,597

Materials – 3.8%
3M Co.	103,547	16,563,378

Real Estate – 5.5%
Equity Commonwealth	894,159	23,623,681

Utilities – 2.7%
SJW Group	192,693	11,694,538
Total Common Stocks
(Cost $348,803,990)		379,997,277

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2020

	Shares	Value
SHORT-TERM INVESTMENT – 11.5%
First American Government Obligations Fund, Class X, 0.05%^
(Cost $49,836,998)	49,836,998	$49,836,998
Total Investments – 99.4%
(Cost $398,640,988)		429,834,275
Other Assets and Liabilities, Net – 0.6%		2,713,908
Total Net Assets – 100.0%		$432,548,183

*	Non-income producing security
#
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

+
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

^	The rate shown is the annualized seven day effective yield as of October 31, 2020.
ADR – American Depositary Receipt

See Notes to the Financial Statements
8

NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2020

ASSETS:
Investments, at value
(cost $398,640,988)	$429,834,275
Receivable for investment securities sold	9,230,260
Receivable for capital shares sold	387,179
Dividends & interest receivable	105,240
Prepaid expenses	32,892
Total assets	439,589,846

LIABILITIES:
Payable for investment securities purchased	6,244,224
Payable for capital shares redeemed	358,902
Payable to investment adviser	305,936
Payable for fund services fees	45,274
Payable for trustee fees	2,530
Accrued distribution & shareholder service fees	46,439
Accrued expenses	38,358
Total liabilities	7,041,663

NET ASSETS	$432,548,183

NET ASSETS CONSIST OF:
Paid-in capital	$417,695,728
Total distributable earnings	14,852,455
Net Assets	$432,548,183

	Investor	Institutional
	Class	Class
Net Assets	$25,234,947	$407,313,236
Shares issued and outstanding(1)	1,904,718	30,699,594
Net asset value, redemption price and minimum offering price per share	$13.25	$13.27
Maximum offering price per share ($13.25/0.95)(2)	$13.95	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements
9

NUANCE CONCENTRATED VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2020

INVESTMENT INCOME:
Dividend income	$6,422,493
Interest income	21,307
Total investment income	6,443,800

EXPENSES:
Investment adviser fees (See Note 4)	1,881,080
Fund services fees (See Note 4)	140,077
Federal & state registration fees	30,316
Postage & printing fees	15,542
Audit fees	8,398
Trustee fees	7,144
Legal fees	3,312
Other	2,276
Insurance fees	1,840
Distribution & shareholder service fees (See Note 5):
Investor Class	68,003
Institutional Class	224,733
Total expenses before waiver	2,382,721
Less: waiver from investment adviser (See Note 4)	(60,793)
Net expenses	2,321,928

NET INVESTMENT INCOME	4,121,872

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	15,133,532
Net change in unrealized appreciation/depreciation on investments	8,866,618

Net realized and unrealized gain on investments	24,000,150

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,122,022

See Notes to the Financial Statements
10

NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
OPERATIONS:
Net investment income	$4,121,872	$4,865,233
Net realized gain (loss) on investments	15,133,532	(7,812,134)
Net change in unrealized appreciation/depreciation on investments	8,866,618	(17,875,834)
Net increase (decrease) in net assets resulting from operations	28,122,022	(20,822,735)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,253,180	22,955,030
Proceeds from reinvestment of distributions	59,058	6,091,480
Payments for shares redeemed	(30,757,054)	(53,459,009)
Decrease in net assets resulting from Investor Class transactions	(29,444,816)	(24,412,499)
Institutional Class:
Proceeds from shares sold	68,174,166	153,918,871
Proceeds from reinvestment of distributions	1,671,219	24,602,717
Payments for shares redeemed	(67,538,604)	(96,406,193)
Increase in net assets resulting
from Institutional Class transactions	2,306,781	82,115,395
Net increase (decrease) in net assets resulting
from capital share transactions	(27,138,035)	57,702,896

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(76,516)	(6,318,824)
Institutional Class	(2,083,151)	(29,345,865)
Total distributions to shareholders	(2,159,667)	(35,664,689)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,175,680)	1,215,472

NET ASSETS:
Beginning of period	433,723,863	432,508,391
End of period	$432,548,183	$433,723,863

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	October 31, 2020	April 30,	April 30,		April 30,	April 30,	April 30,
	(Unaudited)	2020	2019		2018	2017	2016
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$12.49	$14.17	$14.35		$14.41	$13.22	$13.60

INVESTMENT OPERATIONS:
Net investment income	0.16	0.13	0.10		0.05	0.06	0.15
Net realized and unrealized
gain (loss) on investments	0.63	(0.70)	1.32		0.87	1.21	0.12 (1)
Total from investment operations	0.79	(0.57)	1.42		0.92	1.27	0.27

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.03)	(0.12)	(0.10)		(0.03)	(0.07)	(0.15)
Distributions from net realized gains	—	(0.99)	(1.50)		(0.95)	(0.01)	(0.49)
Distributions from return of capital	—	—	—		—	—	(0.01)
Total distributions	(0.03)	(1.11)	(1.60)		(0.98)	(0.08)	(0.65)

Net asset value, end of period	$13.25	$12.49	$14.17		$14.35	$14.41	$13.22

TOTAL RETURN(2)(3)	6.30%	(5.02)%	11.76%		6.27%	9.70%	2.44%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$25.2	$52.4	$89.1		$98.9	$99.1	$137.1

Ratio of expenses to
average net assets(4):
Before expense waiver/recoupment	1.34%	1.34%	1.38%		1.36%	1.39%	1.38%
After expense waiver/recoupment	1.28%	1.28%	1.38	%(5)	1.36%	1.39%	1.38%

Ratio of net investment income
to average net assets(4):
Before expense waiver/recoupment	1.57%	0.84%	0.64%		0.31%	0.45%	1.15%
After expense waiver/recoupment	1.63%	0.90%	0.64%		0.31%	0.45%	1.15%

Portfolio turnover rate(3)	42%	130%	93%		151%	96%	93%

(1)
Realized and unrealized gains per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(2)	Total return does not reflect sales charges.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	On April 30, 2019, the Adviser lowered the limit of annual operating expenses from 1.40% to 1.28% of average daily net assets.

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	October 31, 2020	April 30,	April 30,		April 30,	April 30,	April 30,
	(Unaudited)	2020	2019		2018	2017	2016
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$12.53	$14.23	$14.39		$14.46	$13.25	$13.62

INVESTMENT OPERATIONS:
Net investment income	0.13	0.16	0.14		0.10	0.11	0.19
Net realized and unrealized
gain (loss) on investments	0.68	(0.71)	1.34		0.86	1.22	0.13 (1)
Total from investment operations	0.81	(0.55)	1.48		0.96	1.33	0.32

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.07)	(0.16)	(0.14)		(0.08)	(0.11)	(0.19)
Distributions from net realized gains	—	(0.99)	(1.50)		(0.95)	(0.01)	(0.49)
Distributions from return of capital	—	—	—		—	—	(0.01)
Total distributions	(0.07)	(1.15)	(1.64)		(1.03)	(0.12)	(0.69)

Net asset value, end of period	$13.27	$12.53	$14.23		$14.39	$14.46	$13.25

TOTAL RETURN(2)	6.47%	(4.85)%	12.14%		6.48%	10.11%	2.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$407.3	$381.3	$343.4		$476.8	$511.3	$332.8

Ratio of expenses to
average net assets(3):
Before expense waiver/recoupment	1.05%	1.05%	1.07%		1.06%	1.05%	1.09%
After expense waiver/recoupment	1.03%	1.03%	1.07	%(4)	1.06%	1.05%	1.09%

Ratio of net investment income
to average net assets(3):
Before expense waiver/recoupment	1.86%	1.13%	0.95%		0.62%	0.79%	1.45%
After expense waiver/recoupment	1.88%	1.15%	0.95%		0.62%	0.79%	1.45%

Portfolio turnover rate(2)	42%	130%	93%		151%	96%	93%

(1)
Realized and unrealized gains per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	On April 30, 2019, the Adviser lowered the limit of annual operating expenses from 1.15% to 1.03% of average daily net assets.

See Notes to the Financial Statements
13

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2020

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2020, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
14

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
15

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$379,997,277	$—	$—	$379,997,277
Short-Term Investment	49,836,998	—	—	49,836,998
Total Investments in Securities	$429,834,275	$—	$—	$429,834,275

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.28% and 1.03% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
May 2021 – April 2022	$208
May 2022 – April 2023	$132,748
May 2023 – October 2023	$60,793

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance
16

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2020, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended October 31, 2020, the Investor Class incurred expenses of $42,502 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2020, the Investor and Institutional Class incurred $25,501 and $224,733, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Period Ended	Year Ended
	October 31, 2020	April 30, 2020
Investor Class :
Shares sold	96,182	1,657,554
Shares issued to holders in reinvestment of distributions	4,625	421,622
Shares redeemed	(2,394,800)	(4,165,164)
Net decrease in Investor Class shares	(2,293,993)	(2,085,988)

Institutional Class:
Shares sold	5,253,301	11,680,117
Shares issued to holders in reinvestment of distributions	130,590	1,699,630
Shares redeemed	(5,102,669)	(7,100,560)
Net increase in Institutional Class shares	281,222	6,279,187
Net increase (decrease) in shares outstanding	(2,012,771)	4,193,199

17

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2020, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$161,551,084	$179,798,367

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2020, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$38,943,746	$(31,261,912)	$7,681,834	$433,677,054

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2020, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Losses
$685,800	$—	$(19,477,534)	$7,681,834	$(11,109,900)

As of April 30, 2020, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2020, the Fund deferred, on a tax basis, post October capital loss deferrals of $19,477,534.

The tax character of distributions paid during the period ended October 31, 2020, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$2,159,667	$—	$2,159,667

The tax character of distributions paid during the year ended April 30, 2020, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$18,759,064	$16,905,625	$35,664,689

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2020.
18

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2020, Charles Schwab & Co., Inc. and National Financial Services, LLC, for the benefit of their customers, owned 36.29% and 43.75% of the Fund, respectively.

10.  GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.
19

NUANCE CONCENTRATED VALUE FUND

Liquidity Risk Management Discussion

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the Nuance Concentrated Value Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Nuance Investments, LLC (“Nuance Investments”) as the administrator of the Program (the “Program Administrator”). Personnel of Nuance Investments or its affiliates conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, Nuance Investments manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Nuance Investments provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT.

The Fund qualified as a “highly liquid” fund as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4.

The Report noted that the Fund did not have redemptions in-kind during the Reporting Period. The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.
20

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
October 31, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

21

 (This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their cable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CV

Nuance Mid Cap Value Fund

Investor Class Shares – NMAVX
Z Class Shares – NMVZX
Institutional Class Shares – NMVLX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.nuanceinvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 855-682-6233 or by sending an e-mail request to client.services@nuanceinvestments.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 855-682-6233 or send an e-mail request to client.services@nuanceinvestments.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

NUANCE MID CAP VALUE FUND

October 31, 2020

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations. The Adviser defines mid-capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls between the range of the smallest and largest members of the Russell Mid Cap Index (defined using a trailing 12 month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell Midcap Value Index. Clients may also be interested in comparing the Fund to the S&P 500 Index.

Average Annual Rates of Return as of October 31, 2020:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	6.55%	-0.95%	5.91%	9.50%	8.70%
Russell Midcap Value Index(2)	13.64%	-6.94%	0.86%	5.32%	5.66%
S&P 500 Index(3)	13.29%	9.71%	10.42%	1.71%	10.93%

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class, no load	6.37%	-1.18%	5.66%	9.22%	8.42%
Investor Class with load	1.07%	-6.15%	3.87%	8.10%	7.60%
Russell Midcap Value Index(2)	13.64%	-6.94%	0.86%	5.32%	5.66%
S&P 500 Index(3)	13.29%	9.71%	10.42%	11.71%	10.93%

	6 Months	1 Year	3 Year	5 Year	Since Inception(4)
Z Class	6.66%	-0.80%	6.06%	9.62%	8.78%
Russell Midcap Value Index(2)	13.64%	-6.94%	0.86%	5.32%	5.66%
S&P 500 Index(3)	13.29%	9.71%	10.42%	11.71%	10.93%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Investor Class performance data shown reflects both performance with the maximum sales charge of  5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Institutional Class Gross Expense Ratio – 1.00%	Net Expense Ratio – 0.94%
Investor Class Gross Expense Ratio – 1.25%	Net Expense Ratio – 1.19%
Z Class Gross Expense Ratio – 0.85%	Net Expense Ratio – 0.79%

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent

NUANCE MID CAP VALUE FUND

deferred loads, acquired fund fees and expenses, leverage/borrowing, interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class, and 0.78% of the average daily net assets of the Z Class through at least August 28, 2021. Net Expense Ratios are as of the Fund’s most recent prospectus and are applicable to investors.

(1)	December 31, 2013
(2)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(4)
May 8, 2017. Performance Shown for the Z Class prior to the inception of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

In terms of performance, since its inception on December 31, 2013 through October 31, 2020, the Institutional Class is up 8.70 percent (annualized) versus its primary index –the Russell Mid Cap Value Index – up 5.66 percent (annualize) and the S&P 500 Index up 10.93 percent (annualized). For more perspective on our long-term performance, please refer to your prospectus. This Nuance Mid Cap Value product has existed in a separate account form since November 3, 2008. While our Nuance Mid Cap Value Fund underperformed the benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

The Healthcare, Consumer Staples and Financial sectors remain our largest sector overweights relative to the benchmark. In the Healthcare sector, we remain overweight as we continue to see attractive risk/rewards in several select leaders, primarily in the Equipment & Supplies industry. We believe many of those risk/rewards are attractive as the market generally believes that elective procedures will be delayed and that the healthcare system will be hampered by the need to have capacity available for Coronavirus patients. We continue to see what we believe to be attractive risk/rewards in the Consumer Staples sector with many of the opportunities in the Food Products and Beverages industries. Our overweight in the Financial sector is made up of a mix of what we believe to be select leaders primarily in the Insurance and Capital Markets industries where we are seeing a combination of company specific, one-off negative transitory issues and lifetime low interest rates, in our view. We remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Consumer Discretionary, Communication Services, Materials and, Information Technology sectors primarily due to valuation concerns.

NUANCE MID CAP VALUE FUND

Finally, our entire firm continues to operate Nuance under our Nuance Business Continuity Plan (BCP) and would like to assure our clients that our planning in previous years has led to execution levels on par with our in the office efforts. If any of you have any questions about how this BCP plan works or our day-to-day processes during this period, please do not hesitate to reach out to our team.

Thank you for your interest and your continued support.

Scott Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Past performance does not guarantee future results.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

Cash Flow is a revenue or expense stream that changes an account over a given period.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments, LLC is the advisor to the Nuance Mid Cap Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE MID CAP VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2020

				Since
	1 Year	3 Year	5 Year	Inception(1)
Investor Class (without sales load)	-1.18%	5.66%	9.22%	8.42%
Investor Class (with sales load)(2)	-6.15%	3.87%	8.10%	7.60%
Z Class	-0.80%	6.06%	9.62%	8.78%
Institutional Class	-0.95%	5.91%	9.50%	8.70%
Russell Midcap Value Index(3)	-6.94%	0.86%	5.32%	5.66%
S&P 500 Index(4)	9.71%	10.42%	11.71%	10.93%

(1)
Period from Fund inception through October 31, 2020.  The Investor Class and Institutional Class commenced operations on December 31, 2013 and Z Class shares commenced operations on May 8, 2017.  Performance Shown for the Z Class prior to the inception of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

(2)	Returns reflects a sales load of 5.00%.
(3)
The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NUANCE MID CAP VALUE FUND

The following is expense information for the Nuance Mid Cap Value Fund as disclosed in the Fund’s most recent prospectus dated August 28, 2020:

Investor Class Gross Expenses: 1.25%; Investor Class Net Expenses: 1.19%
Z Class Gross Expenses: 0.85%; Z Class Net Expenses: 0.79%
Institutional Class Gross Expenses: 1.00%; Institutional Class Net Expenses: 0.94%

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class and 0.78% of the average daily net assets of the Z Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2021. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with consent of the Board.

NUANCE MID CAP VALUE FUND

Expense Example (Unaudited)
October 31, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 – October 31, 2020).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/20)	Value (10/31/20)	(5/1/20 to 10/31/20)
Investor Class
Actual(2)	$1,000.00	$1,063.70	$6.14
Hypothetical (5% return before expenses)	$1,000.00	$1,019.26	$6.01

Z Class
Actual(2)	$1,000.00	$1,066.60	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97

Institutional Class
Actual(2)	$1,000.00	$1,065.50	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.18%, 0.78% and 0.93% for the Investor Class, Z Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2020 of 6.37%, 6.66% and 6.55% for the Investor Class, Z Class and Institutional Class, respectively.

NUANCE MID CAP VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
October 31, 2020

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2020
(% of Net Assets)

Travelers Companies, Inc.	6.9%
Dentsply Sirona, Inc.	6.2%
Equity Commonwealth	6.1%
Chubb Ltd.	4.3%
Becton Dickinson and Co., Series A, 6.000%, 6/1/2023	3.9%
Sanderson Farms, Inc.	3.9%
Smith & Nephew – ADR	3.8%
Amphenol Corp. – Class A	3.7%
Northern Trust Corp.	3.6%
Cal-Maine Foods, Inc.	3.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2020

	Shares	Value
COMMON STOCKS – 83.2%

Consumer Staples – 16.8%
Beiersdorf AG – ADR	4,458,404	$93,581,900
Calavo Growers, Inc.	203,493	13,660,485
Cal-Maine Foods, Inc.*(a)	2,536,425	97,271,899
Diageo PLC	648,416	84,410,795
Henkel AG & Co. KGaA – ADR	1,754,734	39,507,836
Mission Produce, Inc.*	528,132	6,966,061
Pernod Ricard SA – ADR	1,019,477	32,918,912
Sanderson Farms, Inc.	852,463	109,089,690
		477,407,578

Financials# – 24.8%
Charles Schwab Corp.	1,730,338	71,134,195
Chubb Ltd.	933,602	121,284,236
Everest Re Group, Ltd.	199,030	39,224,832
MetLife, Inc.	1,062,686	40,222,665
Northern Trust Corp.	1,298,911	101,665,764
Reinsurance Group of America, Inc.	149,667	15,119,360
TowneBank	352,673	6,411,595
Travelers Companies, Inc.	1,622,693	195,875,272
UMB Financial Corp.	249,934	15,213,483
Valley National Bancorp	3,596,712	27,478,880
W.R. Berkley Corp.	220,541	13,258,925
White Mountains Insurance Group, Ltd.	61,409	55,779,637
		702,668,844

Healthcare – 17.9%
Baxter International, Inc.	81,826	6,347,243
Dentsply Sirona, Inc.	3,724,125	175,741,459
Globus Medical, Inc. – Class A*	479,362	24,984,347
ICU Medical, Inc.*	382,022	67,919,691
Merit Medical Systems, Inc.*	1,230,349	61,578,968
Smith & Nephew – ADR	3,075,457	107,856,277
Universal Health Services, Inc. – Class B	62,631	6,861,226
Varian Medical Systems, Inc.*	79,944	13,814,323
Wright Medical Group N.V.*	1,374,266	42,038,797
		507,142,331

Industrials – 7.3%
ABB Ltd. – ADR	267,041	6,486,426
Amphenol Corp. – Class A	939,456	106,008,215
Graco Inc.	69,183	4,282,428

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2020

	Shares	Value

Industrials – 7.3% (Continued)
Lindsay Corp.	267,235	$28,139,845
Mueller Water Products, Inc.- Class A	5,270,763	54,605,105
RBC Bearings, Inc.*	56,520	6,728,706
		206,250,725

Information Technology – 0.2%
ON Semiconductor Corp.*	282,372	7,084,714

Materials – 0.6%
AptarGroup, Inc.	63,122	7,201,589
Martin Marietta Materials, Inc.	32,724	8,716,037
		15,917,626

Real Estate – 9.1%
AvalonBay Communities, Inc.	177,536	24,700,584
Boston Properties, Inc.	473,188	34,263,543
CBRE Group, Inc. – Class A*	146,307	7,373,873
Equity Commonwealth (a)	6,539,503	172,773,669
Healthcare Realty Trust, Inc.	734,127	20,408,730
		259,520,399

Utilities – 6.5%
Avista Corp.	30,015	997,098
California Water Service Group	623,521	27,790,331
Essential Utilities, Inc.	1,219,358	50,237,550
IDACORP, Inc.	251,432	22,058,129
Middlesex Water Co.	107,683	6,906,788
SJW Group	1,246,732	75,664,165
		183,654,061
Total Common Stocks
(Cost $2,255,170,707)		2,359,646,278

CONVERTIBLE PREFERRED STOCKS – 7.8%

Financials# – 2.1%
Charles Schwab Corp, Series D, 5.950%	550,395	14,255,231
MetLife, Inc., Series E, 5.625%	244,804	6,604,812
MetLife, Inc., Series F, 4.750%	515,703	13,542,361
US Bancorp, Series B, 3.500%	552,949	12,574,060
US Bancorp, Series F, 6.500%	494,145	13,178,847
		60,155,311

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2020

	Shares	Value

Healthcare – 4.0%
Becton Dickinson and Co., Series A, 6.000%, 6/1/2023	2,140,261	$111,464,793

Utilities – 1.7%
Essential Utilities, Inc., 6.000%, 4/30/2022	882,219	48,063,291
Total Convertible Preferred Stocks
(Cost $216,180,875)		219,683,395

SHORT-TERM INVESTMENT – 8.5%
First American Government Obligations Fund, Class X, 0.05%^
(Cost $241,847,288)	241,847,288	241,847,288
Total Investments – 99.5%
(Cost $2,713,198,870)		2,821,176,961
Other Assets and Liabilities, Net – 0.5%		13,767,408
Total Net Assets – 100.0%		$2,834,944,369

*	Non-income producing security.
(a)	Represents an affiliated company as defined by the Investment Company Act of 1940. See Note 10 in Notes to Financial Statements.
#
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of October 31, 2020.
ADR – American Depositary Receipt

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2020

ASSETS:
Investments, at value
Unaffiliated Investments (cost $2,404,935,217)	$2,551,131,393
Affiliated Investments (cost $308,263,653)	270,045,568
Receivable for investment securities sold	31,652,280
Receivable for capital shares sold	7,917,105
Dividends and interest receivable	387,026
Prepaid expenses	134,053
Total assets	2,861,267,425

LIABILITIES:
Payable for investment securities purchased	21,544,127
Payable for capital shares redeemed	2,306,015
Payable to investment adviser	1,814,498
Payable for fund services fees	292,885
Payable for trustee fees	1,995
Accrued distribution & shareholder service fees	315,349
Accrued expenses	48,187
Total liabilities	26,323,056

NET ASSETS	$2,834,944,369

NET ASSETS CONSIST OF:
Paid-in capital	$2,781,332,053
Total distributable earnings	53,612,316
Net Assets	$2,834,944,369

	Investor		Institutional
	Class	Z Class	Class
Net assets	$85,544,238	$302,730,433	$2,446,669,698
Shares issued and outstanding(1)	6,825,458	24,076,185	195,243,707
Net asset value, redemption price
and minimum offering price per share	$12.53	$12.57	$12.53
Maximum offering price per share ($12.53/0.95)(2)	$13.19	N/A	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2020

INVESTMENT INCOME:
Dividend income from unaffiliated common stock	$21,731,744
Dividend income from affiliated common stock	20,102,730
Less: Foreign taxes withheld	(299,388)
Interest income	81,939
Total investment income	41,617,025

EXPENSES:
Investment adviser fees (See Note 4)	9,156,759
Fund services fees (See Note 4)	769,131
Federal & state registration fees	150,486
Postage & printing fees	46,520
Audit fees	8,832
Trustee fees	7,346
Insurance fees	5,052
Other	4,148
Legal fees	3,312
Distribution & shareholder service fees (See Note 5):
Investor Class	191,477
Institutional Class	935,135
Total expenses before waiver	11,278,198
Fee recoupment (See Note 4)	94,138
Less: waiver from investment adviser (See Note 4)	(121,469)
Net expenses	11,250,867

NET INVESTMENT INCOME	30,366,158

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on unaffiliated investments	28,944,357
Net change in unrealized appreciation/depreciation on unaffiliated investments	99,481,050
Net change in unrealized appreciation/depreciation on affiliated investments	(44,626,327)

Net realized and unrealized gain on investments	83,799,080

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,165,238

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
OPERATIONS:
Net investment income	$30,366,158	$18,706,620
Net realized gain (loss) on investments	28,944,357	(35,539,642)
Net change in unrealized appreciation/depreciation
on unaffiliated investments	99,481,050	(25,613,150)
Net change in unrealized appreciation/depreciation
on affiliated investments	(44,626,327)	—
Net increase (decrease) in net assets resulting from operations	114,165,238	(42,446,172)
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	20,162,195	81,799,935
Proceeds from reinvestment of distributions	245,035	3,721,586
Payments for shares redeemed	(35,180,006)	(22,054,864)
Increase (Decrease) in net assets resulting
from Investor Class transactions	(14,772,776)	63,466,657
Z Class:
Proceeds from shares sold	156,190,208	177,531,690
Proceeds from reinvestment of distributions	608,687	5,637,817
Payments for shares redeemed	(119,543,778)	(34,985,600)
Increase in net assets resulting from Z Class transactions	37,255,117	148,183,907
Institutional Class:
Proceeds from shares sold	1,096,791,009	877,953,095
Proceeds from reinvestment of distributions	8,092,580	72,700,641
Payments for shares redeemed	(219,153,602)	(317,198,641)
Increase in net assets resulting
from Institutional Class transactions	885,729,987	633,455,095
Net increase in net assets resulting
from capital share transactions	908,212,328	845,105,659

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(246,068)	(3,745,906)
Z Class	(1,479,132)	(13,421,550)
Institutional Class	(8,992,411)	(81,457,262)
Total distributions to shareholders	(10,717,611)	(98,624,718)

TOTAL INCREASE IN NET ASSETS	1,011,659,955	704,034,769

NET ASSETS:
Beginning of period	1,823,284,414	1,119,249,645
End of period	$2,834,944,369	$1,823,284,414

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2020	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2020	2019	2018	2017	2016
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$11.81	$12.80	$12.33	$12.09	$10.72	$10.41

INVESTMENT OPERATIONS:
Net investment income	0.15	0.12	0.11	0.08	0.05	0.10
Net realized and unrealized
gain (loss) on investments	0.60	(0.30)	1.15	1.03	1.53	0.63
Total from investment operations	0.75	(0.18)	1.26	1.11	1.58	0.73

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.03)	(0.14)	(0.10)	(0.05)	(0.05)	(0.08)
Distributions from net realized gains	—	(0.67)	(0.69)	(0.82)	(0.16)	(0.34)
Total distributions	(0.03)	(0.81)	(0.79)	(0.87)	(0.21)	(0.42)

Net asset value, end of period	$12.53	$11.81	$12.80	$12.33	$12.09	$10.72

TOTAL RETURN(1)(2)	6.37%	(2.12)%	11.33%	9.10%	14.84%	7.34%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$85.5	$94.3	$36.3	$26.9	$19.0	$11.0

Ratio of expenses to average net assets(3):
Before expense waiver/recoupment	1.23%	1.24%	1.27%	1.31%	1.41%	1.71%
After expense waiver/recoupment	1.18%	1.18%	1.18%	1.18%	1.27%	1.40%

Ratio of net investment income
to average net assets(3):
Before expense waiver/recoupment	2.18%	0.96%	0.86%	0.50%	0.32%	0.48%
After expense waiver/recoupment	2.23%	1.02%	0.95%	0.63%	0.46%	0.79%

Portfolio turnover rate(2)	34%	124%	99%	152%	124%	105%

(1)	Total return does not reflect sales charges.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended			For the Period
	October 31, 2020	Year Ended	Year Ended	Inception through
	(Unaudited)	April 30, 2020	April 30, 2019	April 30, 2018(1)
Z Class

PER SHARE DATA:
Net asset value, beginning of period	$11.84	$12.83	$12.37	$12.14

INVESTMENT OPERATIONS:
Net investment income	0.16	0.18	0.16	0.11
Net realized and unrealized
gain (loss) on investments	0.63	(0.32)	1.14	1.03
Total from investment operations	0.79	(0.14)	1.30	1.14

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.06)	(0.18)	(0.15)	(0.09)
Distributions from net realized gains	—	(0.67)	(0.69)	(0.82)
Total distributions	(0.06)	(0.85)	(0.84)	(0.91)

Net asset value, end of period	$12.57	$11.84	$12.83	$12.37

TOTAL RETURN(2)	6.66%	(1.78)%	11.73%	9.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$302.7	$254.2	$130.9	$42.7

Ratio of expenses to average net assets(3):
Before expense waiver/recoupment	0.83%	0.84%	0.88%	0.91%
After expense waiver/recoupment	0.78%	0.78%	0.78%	0.78%

Ratio of net investment income
to average net assets(3):
Before expense waiver/recoupment	2.58%	1.36%	1.25%	0.94%
After expense waiver/recoupment	2.63%	1.42%	1.35%	1.07%

Portfolio turnover rate(2)	34%	124%	99%	152%

(1)	Inception date of the Z Class was May 8, 2017.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2020	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2020	2019	2018	2017	2016
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$11.81	$12.80	$12.35	$12.12	$10.74	$10.42

INVESTMENT OPERATIONS:
Net investment income	0.13	0.17	0.14	0.11	0.08	0.11
Net realized and unrealized
gain (loss) on investments	0.64	(0.31)	1.14	1.03	1.54	0.66
Total from investment operations	0.77	0.14	1.28	1.14	1.62	0.77

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.05)	(0.18)	(0.14)	(0.09)	(0.08)	(0.11)
Distributions from net realized gains	—	(0.67)	(0.69)	(0.82)	(0.16)	(0.34)
Total distributions	(0.05)	(0.85)	(0.83)	(0.91)	(0.24)	(0.45)

Net asset value, end of period	$12.53	$11.81	$12.80	$12.35	$12.12	$10.74

TOTAL RETURN(1)	6.55%	(1.85)%	11.57%	9.32%	15.15%	7.66%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$2,446.7	$1,474.8	$952.0	$463.7	$284.9	$85.6

Ratio of expenses to average net assets(2):
Before expense waiver/recoupment	0.92%	0.92%	0.95%	0.99%	1.09%	1.30%
After expense waiver/recoupment	0.93%	0.93%	0.93%	0.93%	1.00%	1.15%

Ratio of net investment income
to average net assets(2):
Before expense waiver/recoupment	2.49%	1.29%	1.18%	0.82%	0.64%	0.89%
After expense waiver/recoupment	2.48%	1.28%	1.20%	0.88%	0.73%	1.04%

Portfolio turnover rate(1)	34%	124%	99%	152%	124%	105%

(1)	Not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2020

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term  capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on  May 31, 2011. The Fund currently offers three classes, the Investor Class, the Institutional Class and the Z Class. Investor Class shares are subject to a 0.25% of average daily net assets of distribution and servicing fee and Investor Class and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15% of average daily net assets. Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost  to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2020, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly. The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to  a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor and Institutional shares. Expenses associated with a specific fund in the Trust are charged to that fund.  Common  Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about  the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,359,646,278	$—	$—	$2,359,646,278
Convertible Preferred Stocks	219,683,395	—	—	219,683,395
Short-Term Investment	241,847,288	—	—	241,847,288
Total Investments in Securities	$2,824,176,961	$—	$—	$2,824,176,961

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.18%, 0.78% and 0.93% of average daily net assets of the Fund’s Investor Class, Z Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.  For the six months ended October 31, 2020, the Adviser recouped expenses $94,138 relating to fees waived in prior years. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
November 2020 – April 2021	$107,647
May 2021 – April 2022	$256,639
May 2022 – April 2023	$213,897
May 2023 – October 2023	$121,469

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for Fund Services, including administration, accounting, transfer agency, custody and compliance services for the period ended October 31, 2020, are disclosed as fund services fees in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended October 31, 2020, the Investor Class incurred expenses of $119,673 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of Investor Class and Institutional Class shares. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts  and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the  period ended October 31, 2020, the Investor and Institutional Class incurred $71,804 and $935,135, respectively, of shareholder servicing fees under the Agreement.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2020	April 30, 2020
Investor Class:
Shares sold	1,636,157	6,626,930
Shares issued to holders in reinvestment of distributions	20,240	278,387
Shares redeemed	(2,817,510)	(1,753,435)
Net increase (decrease) in Investor Class shares	(1,161,113)	5,151,882
Z Class:
Shares sold	12,284,710	13,651,257
Shares issued to holders in reinvestment of distributions	50,104	420,861
Shares redeemed	(9,722,527)	(2,810,250)
Net increase in Z Class shares	2,612,287	11,261,868
Institutional Class:
Shares sold	87,447,664	70,738,799
Shares issued to holders in reinvestment of distributions	668,176	5,438,475
Shares redeemed	(17,760,025)	(25,652,164)
Net increase in Institutional Class shares	70,355,815	50,525,110
Net increase in shares outstanding	71,806,989	66,938,860

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended October 31, 2020, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$1,597,387,729	$751,508,122

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2020, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$143,274,883	$(142,884,658)	$390,225	$1,780,517,508

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses. At April 30, 2020, components of distributed earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Losses
$1,029,972	$—	$(51,255,508)	$390,225	$(49,835,311)

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

As of April 30, 2020, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended April 30, 2020, the Fund deferred,  on a tax basis, post October capital loss deferrals of $48,452,380.

The tax character of distributions paid during the six months ended October 31, 2020, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$10,717,611	$—	$10,717,611

The tax character of distributions paid during the year ended April 30, 2020, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$60,984,768	$37,639,950	$98,624,718

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2020.

9.  GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

10.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended October 31, 2020 with affiliated companies as so defined:

	Beginning shares	Additions	Reductions	Ending shares
Cal-Maine Foods, Inc.*	784,905	1,751,520	—	2,536,425
Equity Commonwealth*	1,818,709	4,720,794	—	6,539,503

					Change in
					Unrealized
	Value as of	Dividend	Return of	Realized Gain	Appreciation/
	October 31, 2020	Income	Capital	(Loss)	Depreciation
Cal-Maine Foods, Inc.*	$97,271,899	$—	$—	$—	$(8,013,160)
Equity Commonwealth*	172,773,669	20,102,730	$—	$—	(36,613,167)

*	The security was not an affiliate as of April 30, 2020.

NUANCE MID CAP VALUE FUND

Liquidity Risk Management Discussion

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the Nuance Mid Cap Value Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Nuance Investments, LLC (“Nuance Investments”) as the administrator of the Program (the “Program Administrator”). Personnel of Nuance Investments or its affiliates conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, Nuance Investments manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Nuance Investments provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT.

The Fund qualified as a “highly liquid” fund as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4.

The Report noted that the Fund did not have redemptions in-kind during the Reporting Period. The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited)
October 31, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

NUANCE MID CAP VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to  conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-MCV

Nuance Concentrated Value Long-Short Fund

Investor Class Shares – NCLIX
Institutional Class Shares – NCLSX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.nuanceinvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 855-682-6233 or by sending an e-mail request to client.services@nuanceinvestments.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 855-682-6233 or send an e-mail request to client.services@nuanceinvestments.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

October 31, 2020

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Long-Short Fund (the “Fund”). The Fund seeks long-term capital appreciation by taking long positions in securities priced below, and short positions in securities priced above, our internal view of their estimated intrinsic value. The Fund will typically maintain 15-35 long positions and up to 50 short positions.

Average Annual Rates of Return as of October 31, 2020:

	6 Months	1 Year	3 Year	Since Inception(1)
Institutional Class	-6.18%	6.80%	3.44%	5.43%
S&P 500 Index(2)	13.29%	9.71%	10.42%	12.43%

	6 Months	1 Year	3 Year	Since Inception(1)
Investor Class	-6.26%	6.47%	3.18%	5.12%
S&P 500 Index(2)	13.29%	9.71%	10.42%	12.43%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class through at least August 28, 2021. Net Expense Ratios are as of the Fund’s most recent prospectus and are applicable to investors.

Institutional Class Gross Expense Ratio – 3.46%	Net Expense Ratio – 3.34%
Investor Class Gross Expense Ratio – 3.71%	Net Expense Ratio – 3.59%

(1)	December 31, 2015
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2015 through October 31, 2020, the Institutional Class is up 5.43 percent (annualized) versus its primary index – the S&P 500 Index – up 12.43 percent (annualized). Given the short history of the fund, we do not read much into our since inception performance. While our Nuance Concentrated Value Long Short Fund underperformed the benchmark over the 1-year and 6-month time horizons, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients each month, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long-term. To do this, we focus our attention on studying one company at a time using the Nuance approach.
1

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Nuance employs a bottoms-up stock selection process that emphasizes one stock at a time valuation and fundamental work. Sector/industry weightings are a fallout primarily of the emphasis of the team to optimize the risk versus reward profile of the portfolio. We would note that often specific events will result in an entire industry or sector being out of favor and thus showing positively skewed risk versus rewards. During those periods, we are likely to be overweight those areas. The reverse is also true and certain sectors or industries can become overvalued at the same time. During those periods we would be underweight. Those decisions are made as a direct result of the time tested process of studying valuations for leading business franchises one stock at a time as opposed to a top-down view of a space.

The Investment Team believes the investment opportunity set continues to be balanced with solid risk/rewards to be found on both sides of the Fund’s investment portfolio. As a point of reference, as of 10/31/2020, the median company in the proprietary Nuance long universe, which consists of approximately 250 companies we view as industry leaders, was trading at a roughly 30% premium to what the Investment Team would consider to be fair value. In other words, the universe appeared to be around 30% over-valued on average, per our internal estimates. In addition, according to our company-by-company valuation work, this same universe had around 65% downside potential. This implies that if our list of 250 companies were to all trade down to their historic trough valuation multiples, then the average stock in our long universe could go down by around 65%.

On the long side of the portfolio, the Investment Team believes attractive investments with reasonable risk/rewards have become more plentiful and can be found within a variety of Sub-industries of the economy that meet our investment criteria including Property & Casualty Insurance, Health Care Supplies, Health Care Equipment, and Packaged Foods & Meats; all sub-industries that have been disproportionally affected by the coronavirus pandemic. On the short side of the portfolio, the Investment Team believes the opportunity set is once again healthy with what we believe to be attractive short investments in sub-industries such as Industrial Machinery, Railroads, Specialty Chemicals, and Homebuilding.

Finally, our entire firm continues to operate Nuance under our Nuance Business Continuity Plan (BCP) and would like to assure our clients that our planning in previous years has led to execution levels on par with our in the office efforts. If any of you have any questions about how this BCP plan works or our day-to-day processes during this period, please do not hesitate to reach out to our team.

Chad Baumler, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Short sale of securities involves unlimited risk including the possibility that losses may exceed the original amount invested. However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments, LLC is the advisor to the Nuance Concentrated Value Long-Short Fund which is distributed by Quasar Distributors, LLC.
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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2020

			Since
	1 Year	3 Year	Inception(1)
Investor Class	6.47%	3.18%	5.12%
Institutional Class	6.80%	3.44%	5.43%
S&P 500 Index(2)	9.71%	10.42%	12.43%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

The following is expense information for the Nuance Concentrated Value Long-Short Fund as disclosed in the Fund’s most recent prospectus dated August 28, 2020:

Institutional Class Gross Expense Ratio – 3.46%	Net Expense Ratio – 3.34%
Investor Class Gross Expense Ratio – 3.71%	Net Expense Ratio – 3.59%

3

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2021. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with consent of the Board.
4

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Expense Example (Unaudited)
October 31, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 – October 31, 2020).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/20)	Value (10/31/20)	(5/1/20 to 10/31/20)
Investor Class
Actual(2)(3)	$1,000.00	$937.40	$16.60
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,008.07	$17.21

Institutional Class
Actual(2)(3)	$1,000.00	$938.20	$15.49
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,009.23	$16.05

(1)
Expenses are equal to the Fund’s annualized expense ratio for the six-month period of 3.40% and 3.17% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period of -6.26% and -6.18% for the Investor Class and Institutional Class, respectively.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $7.57 and $6.35 for the Investor Class and Institutional Class, respectively.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $7.88 and $6.61 for the Investor Class and Institutional Class, respectively.
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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Allocation of Portfolio(1)(2) (% of Net Assets) (Unaudited)
October 31, 2020

Top Ten Long Equity Positions(1)(2) (Unaudited)
as of October 31, 2020 (% of Net Assets)

Travelers Companies, Inc.	8.9%
Diageo PLC – ADR	8.0%
Dentsply Sirona, Inc.	7.4%
Chubb Ltd.	5.6%
Equity Commonwealth	5.5%
Smith & Nephew – ADR	5.0%
Charles Schwab Corp.	4.4%
Beiersdorf AG – ADR	4.1%
Johnson & Johnson	4.1%
Sanderson Farms, Inc.	4.1%

Top Five Short Positions(2) (Unaudited)
as of October 31, 2020 (% of Net Assets)

Sherwin-Williams Co.	-4.1%
Trane Technologies	-4.1%
Cummins, Inc.	-3.9%
Prologis, Inc.	-3.8%
Home Depot, Inc.	-3.8%

(1)	Excludes short positions.
(2)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt
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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited)
October 31, 2020

	Shares	Value
COMMON STOCKS – 89.0%

Consumer Staples – 20.7%
Beiersdorf AG – ADR (a)	219,473	$4,606,738
Cal-Maine Foods, Inc. (a)*	102,783	3,941,728
Diageo PLC – ADR (a)	69,579	9,057,794
Henkel AG & Co. KGaA – ADR (a)	47,319	1,065,387
Mission Produce, Inc. (a)*	3,242	42,762
Sanderson Farms, Inc. (a)	35,688	4,566,994
		23,281,403

Financials# – 26.5%
Charles Schwab Corp. (a)	120,514	4,954,331
Chubb Ltd. (a)	48,711	6,328,046
Everest Re Group, Ltd. (a)	5,302	1,044,918
MetLife, Inc. (a)	60,732	2,298,706
Northern Trust Corp. (a)	43,426	3,398,953
Travelers Companies, Inc. (a)	83,250	10,049,107
Valley National Bancorp (a)	116,948	893,483
White Mountains Insurance Group, Ltd. (a)	1,046	950,113
		29,917,657

Healthcare+ – 26.5%
Becton, Dickinson & Co. (a)	7,346	1,697,881
Dentsply Sirona, Inc. (a)	177,378	8,370,468
Globus Medical, Inc. – Class A (a)*	27,153	1,415,214
ICU Medical, Inc. (a)*	18,913	3,362,542
Johnson & Johnson (a)	33,437	4,584,547
Merit Medical Systems, Inc. (a)*	71,963	3,601,748
Smith & Nephew – ADR (a)	161,288	5,656,370
Varian Medical Systems, Inc. (a)*	6,617	1,143,418
		29,832,188

Industrials – 3.0%
Amphenol Corp. – Class A (a)	29,925	3,376,737

Materials – 4.0%
3M Co. (a)	28,502	4,559,180

Real Estate – 5.5%
Equity Commonwealth (a)	236,513	6,248,674

Utilities – 2.8%
SJW Group (a)	51,537	3,127,781
Total Common Stocks
(Cost $93,538,761)		100,343,620

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2020

	Shares	Value
SHORT-TERM INVESTMENT – 9.1%
First American Government Obligations Fund, Class X, 0.05% (a)^
(Cost $10,246,712)	10,246,712	$10,246,712
Total Investments – 98.1%
(Cost $103,785,473)		110,590,332
Other Assets and Liabilities, Net – 1.9%		2,108,346
Total Net Assets – 100.0%		$112,698,678

(a)	All or a portion of this security is designated as collateral for securities sold short. As of October 31, 2020, the value of the collateral was $110,590,332.
*	Non-income producing security
#
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

+
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

^	The rate shown is the annualized seven day effective yield as of October 31, 2020.
ADR – American Depositary Receipt

See Notes to the Financial Statements
8

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited)
October 31, 2020

	Shares	Value
COMMON STOCKS – 97.0%

Communication Services – 1.8%
Charter Communications, Inc. – Class A*	3,337	$2,014,947

Consumer Discretionary – 22.6%
AutoZone, Inc.*	1,682	1,898,944
Cintas Corp.	13,083	4,115,258
D.R. Horton, Inc.	55,598	3,714,502
Home Depot, Inc.	16,044	4,279,095
Lennar Corp. – Class A	24,312	1,707,432
Lowe’s Companies, Inc.	4,665	737,536
McDonald’s Corp.	8,641	1,840,533
O’Reilly Automotive, Inc.*	8,685	3,791,871
Restaurant Brands International, Inc.	11,654	606,008
Ross Stores, Inc.	9,969	849,060
Yum Brands, Inc.	20,896	1,950,224
		25,490,463

Consumer Staples – 16.7%
Coca-Cola Co.	17,543	843,117
Colgate-Palmolive Co.	11,850	934,847
Costco Wholesale Corp.	11,910	4,259,254
Dollar General Corp.	20,192	4,214,272
General Mills, Inc.	13,374	790,671
Hormel Foods Corp.	42,384	2,063,677
Mondelez International, Inc. – Class A	35,211	1,870,408
Nestle SA – ADR	16,098	1,807,322
Procter & Gamble Co.	14,779	2,026,201
		18,809,769

Financials – 5.0%
Marsh & McLennan Companies, Inc.	18,380	1,901,595
Progressive Corp.	40,204	3,694,747
		5,596,342

Healthcare – 0.6%
HCA Healthcare, Inc.	5,753	713,027

Industrials – 27.2%
Carrier Global Corp.	25,503	848,601
Caterpillar, Inc.	5,155	809,593
CSX Corp.	25,793	2,036,100
Cummins, Inc.	19,964	4,389,884
Deere & Co.	3,785	855,069

See Notes to the Financial Statements
9

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited) – Continued
October 31, 2020

	Shares	Value

Industrials – 27.2% – Continued
Eaton Corporation PLC	18,561	$1,926,446
Illinois Tool Works, Inc.	21,264	4,165,192
Parker-Hannifin Corp.	8,993	1,873,782
Republic Services, Inc.	21,619	1,906,147
Stanley Black & Decker, Inc.	11,334	1,883,711
Trane Technologies PLC	34,492	4,578,813
Union Pacific Corp.	19,970	3,538,484
Waste Management, Inc.	16,974	1,831,664
		30,643,486

Information Technology – 2.6%
Automatic Data Processing, Inc.	13,127	2,073,541
Paychex, Inc.	10,718	881,556
		2,955,097

Materials – 13.0%
Air Products and Chemicals, Inc.	14,962	4,133,103
Avery Dennison Corp.	14,155	1,958,911
Ball Corp.	22,257	1,980,873
PPG Industries, Inc.	14,763	1,915,056
Sherwin-Williams Co.	6,730	4,630,105
		14,618,048

Real Estate – 5.9%
Prologis, Inc.	43,434	4,308,653
Public Storage	3,820	875,047
Realty Income Corp.	13,188	763,058
Weyerhaeuser Co.	24,757	675,619
		6,622,377

Utilities – 1.6%
WEC Energy Group, Inc.	8,885	893,387
Xcel Energy, Inc.	13,171	922,365
		1,815,752
Total Securities Sold Short
(Proceeds $103,289,398)		$109,279,308

*	Non-income producing security
ADR – American Depositary Receipt

See Notes to the Financial Statements
10

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2020

ASSETS:
Investments, at value
(cost $103,785,473)	$110,590,332
Cash(1)	1,659,504
Deposits at broker(1)	108,486,164
Receivable for investment securities sold	5,429,343
Receivable for capital shares sold	332,125
Dividends & interest receivable	1,882
Prepaid expenses	19,047
Total assets	226,518,397

LIABILITIES:
Securities sold short, at value (proceeds $103,289,398)	109,279,308
Dividends payable	80,865
Payable for investment securities purchased	2,403,665
Payable for capital shares redeemed	1,917,782
Payable to investment adviser	95,629
Payable for fund services fees	11,013
Payable for trustee fees	1,598
Accrued distribution & shareholder service fees	9,701
Accrued expenses	20,158
Total liabilities	113,819,719

NET ASSETS	$112,698,678

NET ASSETS CONSIST OF:
Paid-in capital	$112,374,387
Total distributable earnings	324,291
Net Assets	$112,698,678

	Investor	Institutional
	Class	Class
Net Assets	$3,902,272	$108,796,406
Shares issued and outstanding(2)	356,727	9,812,402
Net asset value, redemption price and offering price per share	$10.94	$11.09

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized with no par value.

See Notes to the Financial Statements
11

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2020

INVESTMENT INCOME:
Dividend income	$1,346,185
Interest income	3,593
Total investment income	1,349,778

EXPENSES:
Dividends on short positions	604,146
Investment adviser fees (See Note 4)	408,950
Broker interest expense on short positions	160,829
Fund services fees (See Note 4)	25,763
Federal & state registration fees	20,786
Audit fees	8,948
Trustee fees (See Note 4)	6,890
Postage & printing fees	3,678
Legal fees	3,312
Other	1,640
Insurance expense	918
Distribution & shareholder service fees (See Note 5):
Investor Class	11,096
Institutional Class	41,933
Total expenses before waiver	1,298,889
Fee recoupment (See Note 4)	11,904
Less: waiver from investment adviser (See Note 4)	(7,248)
Net expenses	1,303,545

NET INVESTMENT INCOME	46,233

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	2,236,072
Securities sold short	(901,717)
Net change in unrealized appreciation/depreciation on:
Investments	1,615,554
Securities sold short	(6,884,837)
Net realized and unrealized loss on investments	(3,934,928)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,888,695)

See Notes to the Financial Statements
12

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
OPERATIONS:
Net investment gain (loss)	$46,233	$(83,033)
Net realized gain (loss) on transactions from:
Investments	2,236,072	(2,779,555)
Securities sold short	(901,717)	3,232,104
Net change in unrealized appreciation/depreciation on:
Investments	1,615,554	2,130,809
Securities sold short	(6,884,837)	3,605,052
Net increase (decrease) in net assets resulting from operations	(3,888,695)	6,105,377

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,437,991	6,237,866
Proceeds from reinvestment of distributions	—	48,913
Payments for shares redeemed	(4,783,274)	(1,610,292)
Increase (decrease) in net assets resulting
from Investor Class transactions	(3,345,283)	4,676,487
Institutional Class:
Proceeds from shares sold	63,020,670	32,775,676
Proceeds from reinvestment of distributions	—	563,463
Payments for shares redeemed	(7,528,500)	(10,914,375)
Increase in net assets resulting
from Institutional Class transactions	55,492,170	22,424,764
Net increase in net assets resulting
from capital share transactions	52,146,887	27,101,251

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(48,913)
Institutional Class	—	(793,059)
Total distributions to shareholders	—	(841,972)

TOTAL INCREASE IN NET ASSETS	48,258,192	32,364,656

NET ASSETS:
Beginning of period	64,440,486	32,075,830
End of period	$112,698,678	$64,440,486

See Notes to the Financial Statements
13

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended		Year Ended	Year Ended	For the Period
	October 31, 2020	April 30,	April 30,		April 30,	April 30,	Inception through
	(Unaudited)	2020	2019		2018	2017	April 30, 2016(1)
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$11.68	$10.68	$10.90		$11.26	$11.01	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.01)	(0.02)	(0.03	)(2)	(0.52)	(0.34)	(0.00	)(3)
Net realized and unrealized
gain (loss) on investments	(0.73)	1.17	0.55		0.65	0.86	1.01
Total from investment operations	(0.74)	1.15	0.52		0.13	0.52	1.01

LESS DISTRIBUTIONS:
Distributions from net realized gains	—	(0.15)	(0.74)		(0.49)	(0.27)	—
Total distributions	—	(0.15)	(0.74)		(0.49)	(0.27)	—

Net asset value, end of period	$10.94	$11.68	$10.68		$10.90	$11.26	$11.01

TOTAL RETURN(4)	(6.26)%	10.91%	4.96%		1.29%	4.69%	10.10%

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (in millions)	$3.9	$7.5	$2.6		$0.4	$1.3	$0.2

Ratio of expenses to
average net assets(5):
Before expense waiver	3.42%	3.71%	4.16%		3.07%	3.48%	3.61%
After expense waiver	3.40%	3.59%	3.60%		2.84%	3.04%	2.06%

Ratio of expenses excluding dividend
expense and broker interest
to average net assets(5):
Before expense waiver	1.57%	1.67%	2.11%		1.78%	1.99%	3.10%
After expense waiver	1.55%	1.55%	1.55%		1.55%	1.55%	1.55%

Ratio of net investment loss
to average net assets(5):
Before expense waiver	(0.12)%	(0.53)%	(0.84)%		(1.43)%	(1.92)%	(1.58)%
After expense waiver	(0.10)%	(0.41)%	(0.28)%		(1.20)%	(1.48)%	(0.03)%

Portfolio turnover rate(4)	61%	156%	123%		177%	93%	51%

(1)	Inception date of Fund was December 31, 2015.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount rounds to less than $(0.01).
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements
14

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended		Year Ended	Year Ended	For the Period
	October 31, 2020	April 30,	April 30,		April 30,	April 30,	Inception through
	(Unaudited)	2020	2019		2018	2017	April 30, 2016(1)
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$11.82	$10.81	$10.99		$11.32	$11.02	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	0.01	(0.01)	(0.00	)(2)(3)	(0.12)	(0.06)	(0.00	)(3)
Net realized and unrealized
gain (loss) on investments	(0.74)	1.19	0.56		0.28	0.63	1.02
Total from investment operations	(0.73)	1.18	0.56		0.16	0.57	1.02

LESS DISTRIBUTIONS:
Distributions from
net investment income	—	(0.02)	—		—	—	—
Distributions from net realized gains	—	(0.15)	(0.74)		(0.49)	(0.27)	—
Total distributions	—	(0.17)	(0.74)		(0.49)	(0.27)	—

Net asset value, end of period	$11.09	$11.82	$10.81		$10.99	$11.32	$11.02

TOTAL RETURN(4)	(6.18)%	11.10%	5.30%		1.56%	5.15%	10.20%

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (in millions)	$108.8	$56.9	$29.5		$45.0	$52.3	$17.4

Ratio of expenses to average net assets(5):
Before expense waiver/recoupment	3.16%	3.39%	3.69%		2.73%	3.20%	3.73%
After expense waiver/recoupment	3.17%	3.33%	3.33%		2.56%	2.75%	2.18%

Ratio of expenses excluding dividend
expense and broker interest
to average net assets(5):
Before expense waiver/recoupment	1.29%	1.36%	1.66%		1.47%	1.75%	2.85%
After expense waiver/recoupment	1.30%	1.30%	1.30%		1.30%	1.30%	1.30%

Ratio of net investment income (loss)
to average net assets(5):
Before expense waiver/recoupment	0.14%	(0.21)%	(0.37)%		(1.09)%	(1.43)%	(1.70)%
After expense waiver/recoupment	0.13%	(0.15)%	(0.01)%		(0.92)%	(0.98)%	(0.15)%

Portfolio turnover rate(4)	61%	156%	123%		177%	93%	51%

(1)	Inception date of Fund was December 31, 2015.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount rounds to less than $(0.01).
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements
15

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited)
October 31, 2020

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Long-Short Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2015.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2020, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
16

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, the Fund segregates liquid securities at least equal to the fair value of the securities sold short (not including the proceeds from the short sales). Cash deposits by the Fund are presented as deposits at broker on the Statement of Assets and Liabilities and may exceed federally insured limits.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.
17

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$100,343,620	$—	$—	$100,343,620
Short-Term Investment	10,246,712	—	—	10,246,712
Total Investments in Securities	$110,590,332	$—	$—	$110,590,332

Securities Sold Short
Common Stocks	$(109,279,308)	$—	$—	$(109,279,308)
Total Securities Sold Short	$(109,279,308)	$—	$—	$(109,279,308)

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, dividends and interest on short positions, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.55% and 1.30% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The
18

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.  For the period ended October 31, 2020, the Adviser recouped expenses of $11,904 relating to fees waived in prior years. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2020 – April 2021	$63,370
May 2021 – April 2022	$124,669
May 2022 – April 2023	$33,832
May 2023 – October 2023	$7,248

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2020, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2020, the Investor Class incurred expenses of $6,935 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and
19

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2020, the Investor and Institutional Class incurred $4,161 and $41,933, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2020	April 30, 2020
Investor Class:
Shares sold	124,799	554,852
Shares issued to holders in reinvestment of distributions	—	4,542
Shares redeemed	(412,530)	(152,586)
Net increase (decrease) in Investor Class shares	(287,731)	406,808
Institutional Class:
Shares sold	5,666,276	3,045,104
Shares issued to holders in reinvestment of distributions	—	51,741
Shares redeemed	(669,925)	(1,014,221)
Net increase in Institutional Class shares	4,996,351	2,082,624
Net increase in shares outstanding	4,708,620	2,489,432

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and securities sold short, by the Fund for the period ended October 31, 2020, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$87,648,275	$43,450,171

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities and securities sold short held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2020, the Fund’s most recent fiscal year end, were as follows:

			Federal
			Income
			Tax Cost,
			Net of Proceeds
Aggregate Gross	Aggregate Gross		for Securities
Appreciation	Depreciation	Net	Sold Short
$9,468,066	$(8,344,577)	$1,123,489	$8,457,591
20

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2020, components of accumulated loss on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Gain
$2,746,078	$565,526	$(222,107)	$1,123,489	$4,212,986

As of April 30, 2020, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2020, the Fund does not plan to defer any qualified later year losses.

There were no distributions made by the Fund for the period ended October 31, 2020.

The tax character of distributions paid during the year ended April 30, 2020, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$102,122	$739,850	$841,972

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2020.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2020, National Financial Services, LLC, for the benefit of its customers, owned 72.23% of the Fund.

10.  GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.
21

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Liquidity Risk Management Discussion

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the Nuance Concentrated Value Long-Short Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Nuance Investments, LLC (“Nuance Investments”) as the administrator of the Program (the “Program Administrator”). Personnel of Nuance Investments or its affiliates conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, Nuance Investments manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Nuance Investments provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT.

The Fund qualified as a “highly liquid” fund as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4.

The Report noted that the Fund did not have redemptions in-kind during the Reporting Period. The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.
22

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited)
October 31, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

23

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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CVLS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.    Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*    /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date     December 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date     December 22, 2020

By (Signature and Title)*     /s/ Benjamin J. Eirich
 Benjamin J. Eirich, Treasurer

Date     December 22, 2020

* Print the name and title of each signing officer under his or her signature.